Related Party Transactions (Details Textual) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 River City Equity Inc [Member]	Oct. 18, 2011 River City Equity Inc [Member]	Dec. 31, 2011 Mr Richard Miller [Member]	Dec. 31, 2010 Mr Richard Miller [Member]	Dec. 31, 2011 Operating Leases Extends Through October 2016 [Member]	Dec. 31, 2011 Operating Leases Extends Through June 2015 [Member]	Dec. 31, 2011 Four Year Operating Leases Beginning August 31 2011 [Member]
Operating Leases Monthly Rental Payments								$ 1,680	$ 1,200	$ 6,000
Notes Payable, Related Parties, Noncurrent					2,000,000
Debt Instrument, Interest Rate During Period				12.00%
Debt Instrument, Maturity Date	Apr. 01, 2012			Sep. 30, 2013
Related Party Transaction, Amounts Of Transaction	100,000	57,000	33,000			100,000	75,000
Interest Expense, Related Party		$ 139,000	$ 176,000
Equity Method Investment, Ownership Percentage			10.00%